FINANCIAL RISK MANAGEMENT (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ (78,285)	¥ (316,221)	¥ (339,159)
Currency risk [member]
Disclosure Of financial risk management [Line Items]
Loss before taxation	¥ 86	¥ 8	¥ 3